Equity Transactions (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Equity [Abstract]
Schedule of summarizes the activity relating to the Company’s stock options

	Options	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2025	84,872	$286.20	6.2	$-
Options Granted	2,706,550	$1.31	7.6	$243,590
Options Expired	(6,059)	$1,091.98	0.0	$-
Outstanding at March 31, 2026	2,785,363	$7.62	7.6	$243,590
Exercisable at March 31, 2026	1,606,299	$10.51	7.4	$139,018

	Options	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2023	39,529	$710.00	6.3	$1,067,966
Granted	15,525	117.00	9.8	-
Options Expired	(64)	460.90	-	-
Options Canceled	(3,182)	571.90	-	-
Outstanding at June 30, 2024	51,808	541.10	6.1	-
Options Granted	49,031	24.01	7.1	-
Options Expired	(7,725)	553.23	-	-
Options Canceled	(8,242)	(78.75)	-	-
Outstanding at June 30, 2025	84,872	$286.20	6.2	$-
Exercisable at June 30, 2025	49,920	$387.85	5.4	$-

Schedule of assumptions used

	March 31, 2026	March 31, 2025
Expected life of options (in years)	5	4
Expected volatility	89.31%	93.44%
Risk free interest rate	3.69%	4.34%
Dividend Yield	0%	0%

	June 30, 2025	June 30, 2024
Expected life of options (in years)	4	6
Expected volatility	93.44%	86.28%
Risk free interest rate	4.34%	4.40%
Dividend Yield	0%	0%

Schedule of vesting of restricted stock units

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at June 30, 2025	7,213	$116.41
Granted	1,500	1.58
Vested	(7,614)	83.67
Unvested at March 31, 2026	1,099	$187.02

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at June 30, 2023	5,965	$524.00
Issued	10,407	91.60
Vested	(12,240)	169.40
Canceled	(103)	612.00
Unvested at June 30, 2024	4,029	$445.90
Issued	17,190	25.60
Vested	(11,314)	107.60
Canceled	(2,693)	70.75
Unvested at June 30, 2025	7,212	$116.41

Summary of warrants activity

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding and exercisable at June 30, 2025	960,098	$35.02	4.1	$-
Granted	6,967,300	2.50	5.0	-
Canceled	(25,001)	150.00	-	-
Expired	(360)	1,250.00	-	-
Outstanding and exercisable at March 31, 2026	7,902,037	$5.82	4.2	$-

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding and exercisable at June 30, 2023	77,703	$206.00	4.0	$18,318,954.00
Granted	175,500	131.40	5.0	-
Exercised	(60,000)	100.00	-	-
Outstanding and exercisable at June 30, 2024	193,203	$140.30	4.0	$-
Granted	1,018,210	16.54	4.8	-
Exercised	(250,297)	15.31	-	-
Expired	(1,018)	218.81	-	-
Outstanding and exercisable at June 30, 2025	960,098	$35.02	4.1	$-

Schedule of expiration of the warrants outstanding

Number of Warrants

Expiring June 30,
2027	3,610
2028	72,728
2029	90,508
2030	767,891
2031	6,967,300
Total outstanding warrants	7,902,037

Number of Warrants

Expiring June 30,	-
2026	360
2027	3,610
2028	72,728
2029	115,509
2030	767,891
Total outstanding warrants	960,098